Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring
5.	Restructuring
In December 2021, our management approved a new global restructuring program (the “2021 Restructuring Plan”) to reorganize our operations in preparation for the planned spinoff of ZimVie with an objective of reducing costs. The 2021 Restructuring Plan is expected to result in total pre-tax
restructuring charges of approximately $240 million and reduce gross annual pre-tax
operating expenses by approximately $210 million by the end of 2024 as program benefits are realized. The pre-tax
restructuring charges consist of employee termination benefits; contract terminations for sales agents; and other charges, such as consulting fees and project management. The restructuring charges incurred in the year ended December 31, 2021 primarily related to employee termination benefits, sales agent contract terminations, consulting and project management. The following table summarizes the liabilities recognized related to the 2021 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2020	$—	$—	$—	$—
Additions	19.5	2.3	10.3	32.1
Cash payments	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—

Balance, December 31, 2021	19.5	2.3	10.3	32.1

Expense estimated to be recognized for the 2021 Restructuring Plan	$62.0	$167.0	$11.0	$240.0
In December 2019, our Board of Directors approved, and we initiated, a new global restructuring program (the “2019 Restructuring Plan”) with an objective of reducing costs to allow us to further invest in higher priority growth opportunities. The 2019 Restructuring Plan is expected to result in total pre-tax
restructuring charges of approximately $335 million to $385 million and reduce gross annual pre-tax
operating expenses by approximately $180 million to $280 million by the end of 2023 as program benefits are realized. The pre-tax
restructuring charges consist of employee termination benefits; contract terminations for facilities and sales agents; and other charges, such as consulting fees, project management and relocation costs. The restructuring charges incurred in the year ended December 31, 2021 primarily related to employee termination benefits, distributor contract terminations, consulting and project management. The restructuring charges incurred in the year ended December 31, 2020, primarily related to employee termination benefits, consulting and project management. The following table summarizes the liabilities recognized related to the 2019 Restructuring Plan (in millions):

	Employee
	Termination	Contract
	Benefits	Terminations	Other	Total
Balance, December 31, 2018	$—	$—	$—	$—
Additions	22.3	—	12.2	34.5
Cash Payments	—	—	(8.1)	(8.1)

Balance, December 31, 2019	22.3	—	4.1	26.4

Additions	49.6	15.8	33.1	98.5
Cash payments	(35.5)	(4.9)	(22.1)	(62.5)
Foreign currency exchange rate changes	1.4	—	—	1.4

Balance, December 31, 2020	37.8	10.9	15.1	63.8

Additions	7.3	18.5	49.2	75.0
Cash payments	(28.7)	(12.9)	(64.2)	(105.8)
Foreign currency exchange rate changes	(1.6)	—	(0.1)	(1.7)

Balance, December 31, 2021	$14.8	$16.5	$—	$31.3

Expense incurred since the start of the 2019 Restructuring Plan	$79.2	$34.3	$94.5	$208.0
Expense estimated to be recognized for the 2019 Restructuring Plan	$175.0	$40.0	$145.0	$360.0
For the expense estimated to be recognized for the 2019 Restructuring Plan, we have disclosed the midpoint in our estimated range of expenses.
We do not include restructuring charges in the operating profit of our reportable segments.
In our consolidated statement of earnings, we report restructuring charges in our “Restructuring and other cost reduction initiatives” financial statement line item. We report the expenses for other cost reduction initiatives with restructuring expenses because these activities also have the goal of reducing costs across the organization. However, since the cost reduction initiative expenses are not considered restructuring, they have been excluded from the amounts presented in this note.